Lease Arrangements - Summary of Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Lease liabilities - current	$ 3,382	$ 120	$ 3,291
Lease liabilities - noncurrent	6,215	$ 221	6,467
Lease liabilities	$ 9,597		$ 9,758